Long-Term Debt (Details 1) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020		$ 110,231
2021		84,714
2022		91,860
2023		65,505
Total	$ 313,696	$ 352,310	$ 812,439